Taxation	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Taxation
10.
Taxation
(a)
Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)
Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)
Hong Kong

Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)
PRC

Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%. Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years.

Beijing Kuwo and a subsidiary of the Group, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), have been recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15% for the years ended December 31, 2021, 2022 and 2023. For the years ended December 31, 2022 and 2023, Yeelion Online and TME Tech Shenzhen were recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15%. Guangzhou Shiyinlian Software Technology Co., Ltd. (“Shiyinlian”) was qualified as an SE and was entitled to a reduced tax rate of 12.5% for the years ended December 31, 2021, 2022 and 2023.

Certain subsidiaries of the Group are entitled to other tax concession, mainly include the preferential tax rate of 15% applicable to some subsidiaries located in certain area of PRC upon fulfillment of certain requirements of the respective local government.

Furthermore, certain subsidiaries of the Group are subject to other preferential tax treatment for certain reduced tax rates ranging from 3% to 9%.

(iv)
Withholding tax

Under the current CIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test.

(v)
OECD Pillar Two model rules

The OECD published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. A Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules (i.e., a multinational Group that has annual revenue of EUR 750 million or more in the Consolidated Financial Statements of the Ultimate Parent Entity in at least two of the four Fiscal Years immediately preceding the tested Fiscal Year), which the Group’s ultimate holding company Tencent Holdings Limited (“Tencent”) is reasonably expected to fall into. As a partially owned parent entity (“POPE”) of Tencent, it imposes a top-up tax on Group’s profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%.

As of December 31, 2023, the Group mainly operates in the Mainland China, Hong Kong and Cayman Islands, where the legislation is not yet substantively enacted or enacted. Besides, certain of the Company’s subsidiaries are located in jurisdictions where Pillar Two legislation is enacted or substantively enacted, but not yet in effect, mainly Japan. However, some of these jurisdictions are in the process of issuing their Pillar Two legislation. Tencent and the Group are currently in the process of assessing its exposure to the Pillar Two legislation for when it comes into effect. It is reasonably estimated that, if Pillar Two legislation had been in effect, the Group’s income tax would not have been materially changed for the year ended December 31, 2023.

Since none of the Pillar Two legislation has come into effect, the Group does not recognise any current tax for the year ended December 31, 2023. For deferred income tax accounting, the Group has applied the exception to recognising and disclosing information about deferred income tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023 (Note 2.2(a)).

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Current income tax	530	604	814
Deferred income tax (note b)	(113)	(70)	11
Total income tax expense	417	534	825

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2021, 2022 and 2023, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Profit before income tax	3,632	4,373	6,045
Tax calculated at a tax rate of 25%	908	1,093	1,511
Effects of different tax rates applicable to different subsidiaries of the Group	29	(22)	(34)
Effects of tax holiday on assessable profit of certain subsidiaries	(34)	-	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(664)	(764)	(888)
Expense not deductible for tax purposes	191	222	187
Income not subject to tax	(3)	-	(1)
Unrecognized deferred income tax assets	27	44	32
Utilization of previously unrecognized tax assets	(38)	(33)	(45)
Withholding tax on earnings expected to be remitted by subsidiaries	-	-	75
Others	1	(6)	(12)
	417	534	825

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	34	-	-
Per ordinary share effect—basic	0.01	-	-
Per ordinary share effect—diluted	0.01	-	-

The Group’s profit before tax consists of:

	Year ended December 31,
	2021 RMB’million	2022 RMB’million	2023 RMB’million
Non-PRC	(5)	219	311
PRC	3,637	4,154	5,734
	3,632	4,373	6,045

(b)
Deferred income tax

	As at December 31,
	2022	2023
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	134	144
Deferred revenue	49	17
Accruals	159	177
Lease liabilities (note)	86	76
Others	5	13
Total deferred tax assets	433	427
Set-off of deferred tax assets pursuant to set-off provisions	(86)	(75)
Net deferred tax assets	347	352
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	215	167
Right-of-use assets (note)	82	72
Withholding tax on the earnings expected to be remitted by subsidiaries	-	75
Total deferred tax liabilities	297	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(86)	(75)
Net deferred tax liabilities	211	239

Note: prior period balances have changed to conform with current year classification.

The recovery of deferred income tax:

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	42	33
to be recovered within 12 months	391	394
	433	427
Set-off of deferred tax assets pursuant to set-off provisions	(86)	(75)
Net deferred tax assets	347	352
Gross deferred tax liabilities:
to be recovered after more than 12 months	182	139
to be recovered within 12 months	115	175
	297	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(86)	(75)
Net deferred tax liabilities	211	239

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities (note)	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2022	134	83	118	46	13	394
(Charged)/credited to income statement	-	(34)	41	40	(8)	39
At December 31, 2022	134	49	159	86	5	433
Credited/(charged) to income statement	10	(32)	18	(10)	8	(6)
At December 31, 2023	144	17	177	76	13	427

Note: prior period balances have changed to conform with current year classification.

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2022 and 2023, the Group did not recognize deferred income tax assets of RMB136 million and RMB122 million respectively in respect of cumulative tax losses amounting to RMB671 million and RMB597 million respectively. These tax losses will expire from 2024 to 2028.

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets (note)	Withholding tax on the earnings expected to be remitted by subsidiaries	Total
	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2022	275	44	-	319
(Credited)/charged to income statement	(69)	38	-	(31)
Business combinations	9	-	-	9
At December 31, 2022	215	82	-	297
(Credited)/charged to income statement	(60)	(10)	75	5
Business combinations	12	-	-	12
At December 31, 2023	167	72	75	314

Note: prior period balances have changed to conform with current year classification.